Semi-Annual Report
AUL American Individual Unit Trust

June 30,1999


This report and the financial statements contained herein are for the general information of the Participants. The Report is not to be distributed to investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Individual Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

American United Life Insurance Company

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Individual Unit Trust

The current economic expansion continues to surprise investors with its longevity. It has now endured for 100 months, making it the longest peacetime expansion in U.S. history. If the economy can remain on its current track for another six months, it will achieve the distinction of being the longest expansion of all time.

However, economic growth can represent a mixed blessing. The Federal Reserve has been keeping a close eye on domestic growth watching for signs of inflationary pressures. At its June 29-30 meeting, the Fed decided to take a pre-emptive step by raising the Federal Funds rate by 25 basis points, representing the first such increase since March 1997. The Fed is hoping that this modest move will eliminate the need for more drastic action at some later date.

Bond prices declined steadily during the first half of the year as market participants reacted to the surprisingly strong growth of the U.S. economy and the rekindling of expectations for a rebound in the global economy. The ten-year Treasury yield increased from 4.65% at the beginning of the year to over 5.75% at the end of June.

As we began 1999, stock market performance was driven by large growth and technology companies, the same as in 1998. But the increase in long-term interest rates stalled the upward momentum in the equity market. The stock market experienced a dramatic change in leadership in April as investors began focusing on industries that would benefit from stronger global growth. This rotation resulted in a remarkable rebound in economically sensitive and small capitalization companies.

As we enter the second half of 1999, the marketplace remains vulnerable to external surprises. The Federal Reserve will be closely watching the growth rate of the U.S. economy. Without some moderation, the Federal Reserve may feel forced to take additional action. Y2K issues will also provide additional uncertainty as we near the end of 1999.

For information regarding AULs preparation for Y2K, please see AULs website at www.aul.com or call 1-800-863-9354.
                                                              /s/James W. Murphy
                                                                 James W. Murphy
                                Chairman of the Board of Directors and President

Indianapolis, Indiana
July 15, 1999

                       (This page is intentionally blank)
                                       2


                       AUL American Individual Unit Trust
                            STATEMENTS OF NET ASSETS
                                 June 30, 1999
                                   (unaudited)
                                                AUL American Series Fund                        Fidelity

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation   High Income



Assets:
  Investments at value      $ 12,023,683 $  9,503,741  $ 7,295,535  $10,736,290  $ 4,925,740  $ 6,513,122



Net Assets                  $ 12,023,683 $  9,503,741  $ 7,295,535  $10,736,290  $ 4,925,740  $ 6,513,122



Units outstanding              1,156,450    8,070,560    1,097,314    1,224,127      651,874      826,286



Accumulation Unit Value     $      10.40 $       1.18  $      6.65  $      8.77  $      7.56  $      7.88






                                                                Fidelity

                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund



Assets:
  Investments at value      $ 29,943,089 $  2,280,795  $23,946,183  $46,689,261  $17,114,835  $24,850,292



Net Assets                  $ 29,943,089 $  2,280,795  $23,946,183  $46,689,261  $17,114,835  $24,850,292



Units outstanding              2,058,172      290,730    2,648,641    3,060,218    1,624,829    1,977,015



Accumulation Unit Value     $      14.55 $       7.85  $      9.04  $     15.26  $     10.53  $     12.57



    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 1999
                                  (unaudited)

                               American Century           Alger       Calvert    T. Rowe Price
                                                                      Social
                              VP Capital      VP         American     Mid Cap
                             AppreciationInternational    Growth      Growth     Equity Income


Assets:
  Investments at value      $  1,955,212 $  4,264,926  $44,001,074  $ 4,356,682  $30,524,557



Net Assets                  $  1,955,212 $  4,264,926  $44,001,074  $ 4,356,682  $30,524,557



Units outstanding                299,643      480,312    3,126,978      392,459    2,807,033



Accumulation Unit Value     $       6.53 $       8.88  $     14.07  $     11.10  $     10.87






                                       PBHG

                                         Technology &
                               Growth IICommunications


Assets:
  Investments at value      $    916,319 $  3,724,898



Net Assets                  $    916,319 $  3,724,898



Units outstanding                129,404      377,263



Accumulation Unit Value     $       7.08 $       9.87



    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                       AUL American Series Fund

                                      Equity                 Money Market                  Bond

                              Six months     Year       Six months      Year      Six months      Year
                            ended 6/30/99   ended      ended 6/30/99    ended    ended 6/30/99   ended
                             (unaudited)   12/31/98     (unaudited)   12/31/98    (unaudited)   12/31/98


Operations:
  Dividend income           $          0 $  1,208,467  $   187,636  $   309,581  $         0  $   356,348
  Mortality & expense
   charges                        71,586      135,472       54,408       80,348       45,227       57,565

  Net Investment Income
   (Loss)                        (71,586)   1,072,995      133,228      229,233      (45,227)     298,783


Gain (Loss) on Investments:
  Net realized gain (loss)       339,122      759,326            0            0      (25,583)      90,323
  Net change in
   unrealized appreciation
     (depreciation)              859,033   (1,286,783)           0            0      (98,239)     (57,318)

  Net Gain (Loss)              1,198,155     (527,457)           0            0     (123,822)      33,005


Increase (Decrease)
   in Net Assets from
   Operations                  1,126,569      545,538      133,228      229,233     (169,049)     331,788


Contract Owner Transactions:
  Proceeds from units sold       665,087    5,025,950   11,174,079   20,723,288    2,606,372   10,302,734
  Cost of units redeemed      (1,814,297)  (2,501,399) (11,085,075) (16,763,377)  (1,510,541)  (6,632,627)

      Increase (Decrease)     (1,149,210)   2,524,551       89,004    3,959,911    1,095,831    3,670,107


Net increase (decrease)          (22,641)   3,070,089      222,232    4,189,144      926,782    4,001,895
Net assets, beginning         12,046,324    8,976,235    9,281,509    5,092,365    6,368,753    2,366,858

Net assets, ending          $ 12,023,683 $ 12,046,324  $ 9,503,741  $ 9,281,509  $ 7,295,535  $ 6,368,753


Units sold                        69,226      554,482    9,555,542   18,126,037      386,373    1,558,976
Units redeemed                  (189,481)    (286,064)  (9,487,363) (14,673,060)    (225,465)    (996,361)


Net increase (decrease)         (120,255)     268,418       68,179    3,452,977      160,908      562,615
Units outstanding, beginning   1,276,705    1,008,287    8,002,381    4,549,404      936,406      373,791

Units outstanding, ending      1,156,450    1,276,705    8,070,560    8,002,381    1,097,314      936,406


    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                           AUL American Series Fund                       Fidelity

                                      Managed          Tactical Asset Allocation        High Income

                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/99   ended     ended 6/30/99    ended    ended 6/30/99    ended
                              (unaudited)  12/31/98     (unaudited)   12/31/98    (unaudited)   12/31/98


Operations:
  Dividend income           $          0 $    879,133  $         0  $   143,737  $   550,187  $   511,093
  Mortality & expense
   charges                        63,842      108,989       30,797       53,772       38,227       68,251

  Net Investment Income
   (Loss)                        (63,842)     770,144      (30,797)      89,965      511,960      442,842


Gain (Loss) on Investments:
  Net realized gain (loss)       154,225      322,951       50,794       97,135     (129,122)     (10,308)
  Net change in
   unrealized appreciation
     (depreciation)              415,824     (606,150)     148,396       (7,394)      42,317     (917,341)

  Net Gain (Loss)                570,049     (283,199)     199,190       89,741      (86,805)    (927,649)


Increase (Decrease)
   in Net Assets from
   Operations                    506,207      486,945      168,393      179,706      425,155     (484,807)


Contract Owner Transactions:
  Proceeds from units sold     1,037,428    4,982,891      370,863    2,234,640    1,107,278    4,401,980
  Cost of units redeemed        (856,517)  (1,599,206)    (550,290)    (646,319)    (676,777)  (2,746,498)

      Increase (Decrease)        180,911    3,383,685     (179,427)   1,588,321      430,501    1,655,482


Net increase (decrease)          687,118    3,870,630      (11,034)   1,768,027      855,656    1,170,675
Net assets, beginning         10,049,172    6,178,542    4,936,774    3,168,747    5,657,466    4,486,791

Net assets, ending          $ 10,736,290 $ 10,049,172  $ 4,925,740  $ 4,936,774  $ 6,513,122  $ 5,657,466


Units sold                       123,044      611,674       50,508      307,808      144,272      557,621
Units redeemed                  (101,328)    (200,364)     (73,998)     (91,606)     (88,116)    (364,514)


Net increase (decrease)           21,716      411,310      (23,490)     216,202       56,156      193,107
Units outstanding, beginning   1,202,411      791,101      675,364      459,162      770,130      577,023

Units outstanding, ending      1,224,127    1,202,411      651,874      675,364      826,286      770,130




    The accompanying notes are an integral part of the financial statements.
                                       6

                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)




                                                                Fidelity

                                      Growth                   Overseas                Asset Manager

                             Six months      Year       Six months      Year      Six months      Year
                            ended 6/30/99   ended      ended 6/30/99    ended    ended 6/30/99    ended
                             (unaudited)   12/31/98     (unaudited)   12/31/98    (unaudited)   12/31/98


Operations:
  Dividend income           $  2,589,382 $  1,842,437  $    85,441  $   142,764  $ 1,531,407  $ 1,572,246
  Mortality & expense
   charges                       160,821      206,604       13,530       25,494      134,901      200,732

  Net Investment Income
   (Loss)                      2,428,561    1,635,833       71,911      117,270    1,396,506    1,371,514


Gain (Loss) on Investments:
  Net realized gain (loss)       439,810      427,538       17,616       79,359      151,774      217,187
  Net change in
   unrealized appreciation
     (depreciation)              417,572    3,461,307       67,779        2,162     (544,219)     471,447

  Net Gain (Loss)                857,382    3,888,845       85,395       81,521     (392,445)     688,634


Increase (Decrease)
   in Net Assets from
   Operations                  3,285,943    5,524,678      157,306      198,791    1,004,061    2,060,148


Contract Owner Transactions:
  Proceeds from units sold     6,049,708    5,185,245      227,122      756,543    4,121,045    8,266,842
  Cost of units redeemed      (1,397,943)  (1,641,184)    (177,711)    (830,067)  (1,322,565)  (2,213,570)

      Increase (Decrease)      4,651,765    3,544,061       49,411      (73,524)   2,798,480    6,053,272


Net increase (decrease)        7,937,708    9,068,739      206,717      125,267    3,802,541    8,113,420
Net assets, beginning         22,005,381   12,936,642    2,074,078    1,948,811   20,143,642   12,030,222

Net assets, ending          $ 29,943,089 $ 22,005,381  $ 2,280,795  $ 2,074,078  $23,946,183  $20,143,642


Units sold                       439,657      485,596       30,108      104,305      468,484    1,026,078
Units redeemed                  (101,512)    (158,611)     (23,441)    (117,437)    (150,730)    (276,830)


Net increase (decrease)          338,145      326,985        6,667      (13,132)     317,754      749,248
Units outstanding, beginning   1,720,027    1,393,042      284,063      297,195    2,330,887    1,581,639

Units outstanding, ending      2,058,172    1,720,027      290,730      284,063    2,648,641    2,330,887


    The accompanying notes are an integral part of the financial statements

                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                Fidelity
                                     Index 500               Equity-Income              Contrafund

                              Six months     Year       Six months      Year      Six months      Year
                            ended 6/30/99   ended      ended 6/30/99    ended    ended 6/30/99    ended
                             (unaudited)   12/31/98     (unaudited)   12/31/98    (unaudited)   12/31/98


Operations:
  Dividend income           $    611,264 $    814,461  $   691,788  $   664,739  $   853,879  $   697,183
  Mortality & expense
   charges                       253,031      343,886       95,795      156,072      138,009      182,321

  Net Investment Income
   (Loss)                        358,233      470,575      595,993      508,667      715,870      514,862


Gain (Loss) on Investments:
  Net realized gain (loss)     1,144,316    1,474,939      256,277      567,528      944,307    1,280,300
  Net change in
   unrealized appreciation
     (depreciation)            2,906,311    4,619,318      930,148       50,335      607,946    2,159,171

  Net Gain (Loss)              4,050,627    6,094,257    1,186,425      617,863    1,552,253    3,439,471


Increase (Decrease)
   in Net Assets from
   Operations                  4,408,860    6,564,832    1,782,418    1,126,530    2,268,123    3,954,333


Contract Owner Transactions:
  Proceeds from units sold     9,536,119   13,056,130    2,093,533    5,870,283    5,943,985    7,869,755
  Cost of units redeemed      (3,033,665)  (3,697,910)  (1,122,052)  (2,760,862)  (2,714,189)  (4,074,484)

      Increase (Decrease)      6,502,454    9,358,220      971,481    3,109,421    3,229,796    3,795,271


Net increase (decrease)       10,911,314   15,923,052    2,753,899    4,235,951    5,497,919    7,749,604
Net assets, beginning         35,777,947   19,854,895   14,360,936   10,124,985   19,352,373   11,602,769

Net assets, ending          $ 46,689,261 $ 35,777,947  $17,114,835  $14,360,936  $24,850,292  $19,352,373


Units sold                       669,276    1,085,169      213,816      649,952      499,319      810,584
Units redeemed                  (220,454)    (310,362)    (116,142)    (309,770)    (224,662)    (418,460)


Net increase (decrease)          448,822      774,807       97,674      340,182      274,657      392,124
Units outstanding, beginning   2,611,396    1,836,589    1,527,155    1,186,973    1,702,358    1,310,234



Units outstanding, ending      3,060,218    2,611,396    1,624,829    1,527,155    1,977,015    1,702,358


    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                             American Century                               Alger

                              VP Capital Appreciation      VP International           American Growth

                              Six months     Year       Six months      Year      Six months      Year
                            ended 6/30/99   ended      ended 6/30/99    ended    ended 6/30/99   ended
                             (unaudited)  12/31/98      (unaudited)   12/31/98    (unaudited)   12/31/98


Operations:
  Dividend income           $          0 $     92,912  $         0  $   181,658  $ 3,678,488   $3,072,584
  Mortality & expense
   charges                        11,195       21,662       25,064       41,802      228,837      254,268

  Net Investment Income
     (Loss)                      (11,195)      71,250      (25,064)     139,856    3,449,651    2,818,316


Gain (Loss) on Investments:
  Net realized gain (loss)       (30,134)    (101,739)      45,695      162,714      913,834      680,021
  Net change in
   unrealized appreciation
     (depreciation)              302,608      (43,514)     244,984      122,644      881,364    4,762,625

  Net Gain (Loss)                272,474     (145,253)     290,679      285,358    1,795,198    5,442,646


Increase (Decrease)
   in Net Assets from
   Operations                    261,279      (74,003)     265,615      425,214    5,244,849    8,260,962


Contract Owner Transactions:
  Proceeds from units sold       121,809    1,091,925      508,169    3,269,485   10,899,535    9,575,643
  Cost of units redeemed        (169,820)  (1,106,351)    (311,837)  (2,526,974)  (2,361,612)  (2,206,578)

      Increase (Decrease)        (48,011)     (14,426)     196,332      742,511    8,537,923    7,369,065


Net increase (decrease)          213,268      (88,429)     461,947    1,167,725   13,782,772   15,630,027
Net assets, beginning          1,741,944    1,830,373    3,802,979    2,635,254   30,218,302   14,588,275

Net assets, ending          $  1,955,212 $  1,741,944  $ 4,264,926  $ 3,802,979  $44,001,074  $30,218,302


Units sold                        21,082      190,371       59,596      410,293      832,056      954,844
Units redeemed                   (29,424)    (195,062)     (36,237)    (324,496)    (180,991)    (227,098)




Net increase (decrease)           (8,342)      (4,691)      23,359       85,797      651,065      727,746
Units outstanding, beginning     307,985      312,676      456,953      371,156     2,475,913   1,748,167

Units outstanding, ending        299,643      307,985      480,312      456,953    3,126,978    2,475,913


    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                      Calvert                T. Rowe Price                 PBHG

                               Social Mid Cap Growth         Equity Income               Growth II

                              Six months     Year       Six months      Year      Six months      Year
                            ended 6/30/99   ended      ended 6/30/99    ended    ended 6/30/99    ended
                             (unaudited)   12/31/98     (unaudited)   12/31/98    (unaudited)   12/31/98





Operations:

  Dividend income           $          0 $    416,178  $   368,061  $ 1,359,994  $         0  $         0
  Mortality & expense
   charges                        23,974       32,182      176,314      305,219        4,618        8,979

  Net Investment Income
     (Loss)                      (23,974)     383,996      191,747    1,054,775      (4,618)      (8,979)


Gain (Loss) on Investments:
  Net realized gain (loss)        53,043       74,290      850,721    1,282,361        5,083       55,548
  Net change in
   unrealized appreciation
     (depreciation)              305,072      181,856    2,104,594     (650,236)     168,467       50,158

  Net Gain (Loss)                358,115      256,146    2,955,315      632,125      173,550      105,706


Increase (Decrease)
   in Net Assets from
   Operations                    334,141      640,142    3,147,062    1,686,900      168,932       96,727


Contract Owner Transactions:
  Proceeds from units sold       636,889    1,432,540    3,209,067   10,967,080      136,360      974,556
  Cost of units redeemed        (164,640)    (383,171)  (3,865,492)  (4,737,104)     (31,353)    (950,535)

      Increase (Decrease)        472,249    1,049,369     (656,425)   6,229,976      105,007       24,021


Net increase (decrease)          806,390    1,689,511    2,490,637    7,916,876      273,939      120,748
Net assets, beginning          3,550,292    1,860,781   28,033,920   20,117,044      642,380      521,632

Net assets, ending          $  4,356,682 $  3,550,292  $30,524,557  $28,033,920  $   916,319  $   642,380


Units sold                        63,794      155,941      315,629    1,169,392       21,752      182,804
Units redeemed                   (15,724)     (42,905)    (387,550)    (516,929)      (5,153)    (167,880)


Net increase (decrease)           48,070      113,036      (71,921)     652,463       16,599       14,924
Units outstanding, beginning     344,389      231,353    2,878,954    2,226,491      112,805       97,881

Units outstanding, ending        392,459      344,389    2,807,033    2,878,954      129,404      112,805


    The accompanying notes are an integral part of the financial statements.

                       AUL American Individual Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                       PBHG

                            Technology & Communications

                              Six months     Year
                            ended 6/30/99   ended
                             (unaudited)   12/31/98


Operations:
  Dividend income           $          0 $         99
  Mortality & expense
   charges                        11,828        7,423

  Net Investment Income
   (Loss)                        (11,828)      (7,324)


Gain (Loss) on Investments:
  Net realized gain (loss)       181,189      (41,887)
  Net change in
     unrealized appreciation
      (depreciation)             590,487      260,146

  Net Gain (Loss)                771,676      218,259


Increase (Decrease)
   in Net Assets from
   Operations                    759,848      210,935


Contract Owner Transactions:
  Proceeds from units sold     2,457,440      901,997
  Cost of units redeemed        (616,027)    (394,761)

      Increase (Decrease)      1,841,413      507,236


Net increase (decrease)        2,601,261      718,171
Net assets, beginning          1,123,637      405,466

Net assets, ending          $  3,724,898 $  1,123,637


Units sold                       291,063      162,751
Units redeemed                   (80,507)     (74,592)


Net increase (decrease)          210,556       88,159
Units outstanding, beginning     166,707       78,548

Units outstanding, ending        377,263      166,707


    The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant  Accounting  Policies
     The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II(Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).

     Security  Valuation Transactions  and Related Income
     The market value of investments are based on the closing bid prices at June 30, 1999. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

     Mortality and Expense Risks Charges
     AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the six months ended June 30, 1999 were $1,582,002.

     Taxes
     Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

     Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   Account Charges
     AUL may  assess a premium  tax  charge  based on  premium  taxes  incurred.
     Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.
     AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges incurred during the six months ended June 30, 1999 were $107,899
     AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.
     However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of original contract purchase. If a particular state allows a longer free look period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:
          Flexible Premium Contract           One Year Flexible Premium Contract
     Contract Year    Withdrawal Charge       Contract Year    Withdrawal Charge

            1                10%                    1                 7%
            2                 9%                    2                 6%
            3                 8%                    3                 5%
            4                 7%                    4                 4%
            5                 6%                    5                 3%
            6                 5%                    6                 2%
            7                 4%                    7                 1%
            8                 3%                    8                 0%
            9                 2%
           10                 1%
           11                 0%
     The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.

3.   Accumulation Unit Value
     The change in the Accumulation Unit Value per unit for the six months ended June 30, 1999, is:
                                 6/30/99     12/31/98      Change

     AUL American Series Fund:
         Equity               $ 10.396809  $  9.435612         10.2%
         Money Market            1.177345     1.159621          1.5%
         Bond                    6.647496     6.800043         -2.2%
         Managed                 8.770258     8.357465          4.9%
         Tactical Asset
            Allocation           7.555448     7.309123          3.4%
     Fidelity:
         High Income             7.882015     7.346048          7.3%
         Growth                 14.547136    12.793102         13.7%
         Overseas                7.844749     7.301225          7.4%
         Asset Manager           9.040529     8.642178          4.6%
         Index 500              15.256279    13.700933         11.4%
         Equity Income          10.532503     9.403827         12.0%
         Contrafund             12.568846    11.367786         10.6%
     American Century:
         VP Capital
           Appreciation          6.526312     5.657448         15.4%
         VP International        8.883826     8.327111          6.7%
     Alger:
         American Growth        14.069168    12.203752         15.3%
     Calvert:
         Social Mid Cap
           Growth               11.098559    10.307229          7.7%
     T. Rowe Price:
         Equity Income          10.873328     9.737388         11.7%
     PBHG:
         Growth II               7.080675     5.694833         24.3%
         Technology &
           Communications        9.871875     6.739634         46.5%

4.   Cost of Investments
     The cost of investments at June 30, 1999, is:

     AUL American Series Fund:
       Equity           $   11,009,875
       Money Market          9,503,741
       Bond                  7,495,205
       Managed              10,313,202
       Tactical Asset
         Allocation          4,715,401
     Fidelity:
       High Income           7,002,158
       Growth               23,959,538
       Overseas              2,160,651
       Asset Manager        22,797,709
       Index 500        $   35,838,115
       Equity Income        14,723,653
       Contrafund           20,150,102
     American Century:
       VP Capital
         Appreciation        1,810,984
       VP International      3,866,941
     Alger:
       American Growth      36,030,141
     Calvert:
       Social Mid Cap
         Growth         $    3,755,644
     T. Rowe Price:
       Equity Income        26,581,795
     PBHG:
       Growth II               716,286
       Technology &
         Communications      2,926,660


                    NOTES TO FINANCIAL STATEMENTS (continued)
5.   Net Assets
     Net Assets at June 30, 1999, are:


                                                       AUL American Series Fund
                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation

Proceeds from units sold    $ 13,447,811 $ 79,083,181  $17,374,208  $11,755,888  $ 5,596,773
Cost of units redeemed        (5,013,085)  70,189,855) (10,453,966)  (3,090,238)  (1,365,241)
Net investment income          1,154,081      610,415      471,822    1,030,009      284,162
Net realized gain (loss)       1,421,068           (0)     103,141      617,543      199,707
Unrealized appreciation
   (depreciation)              1,013,808           (0)    (199,670)     423,088      210,339

                            $ 12,023,683 $  9,503,741  $ 7,295,535  $10,736,290  $ 4,925,740



                                                               Fidelity
                              High Income   Growth       Overseas   Asset Manager Index  500

Proceeds from units sold    $ 10,112,966 $ 23,437,967  $ 3,281,941  $23,392,907  $40,001,922
Cost of units redeemed        (4,205,840)  (5,315,496)  (1,565,890)  (4,621,468)  (8,390,466)
Net investment income          1,148,579    4,373,591      261,526    3,474,446      916,720
Net realized gain (loss)         (53,547)   1,463,476      183,074      551,824    3,309,939
Unrealized appreciation
   (depreciation)               (489,036)   5,983,551      120,144    1,148,474   10,851,146

                            $  6,513,122 $ 29,943,089  $ 2,280,795  $23,946,183  $46,689,261



                                     Fidelity              American Century          Alger
                                                        VP Capital       VP        American
                             Equity-IncomeContrafund   Appreciation International   Growth

Proceeds from units sold    $ 17,847,104 $ 24,171,382  $ 4,977,203  $ 7,069,985  $34,328,432
Cost of units redeemed        (5,873,082)  (8,024,961)  (3,088,348)  (3,793,450)  (6,691,330)
Net investment income          1,643,133    1,297,739      190,017      132,273    6,285,019
Net realized gain (loss)       1,106,498    2,705,942     (267,888)     458,133    2,108,020
Unrealized appreciation
   (depreciation)              2,391,182    4,700,190      144,228      397,985    7,970,933

                            $ 17,114,835 $ 24,850,292  $ 1,955,212  $ 4,264,926  $44,001,074




                                Calvert  T. Rowe Price          PBHG
                                Social
                                Mid Cap                            Technology &
                                Growth   Equity Income   Growth II Communications

Proceeds from units sold    $  3,886,276 $ 31,959,509  $ 2,585,550  $ 4,012,597
Cost of units redeemed          (850,173) (10,249,476)  (1,913,170)  (1,229,839)
Net investment income            535,183    2,144,783      (16,103)     (21,276)
Net realized gain (loss)         184,358    2,726,979       60,009      165,178
Unrealized appreciation
   (depreciation)                601,038    3,942,762      200,033      798,238

                            $  4,356,682 $ 30,524,557  $   916,319  $ 3,724,898

                                       14
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                                       15

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                                      16

American United Life Insurance Company
         One American Square
         P.O. Box 368
         Indianapolis, Indiana  46206-0368
         www.aul.com

7-13971B (7/99)